Share capital and reserves - Founder Preferred Shares Annual Dividend Amount and Warrant Redemption Amount (Details)				12 Months Ended
	Dec. 29, 2017 $ / shares shares	Jan. 12, 2016 $ / shares shares	Apr. 11, 2014	Dec. 31, 2017 vote shares	Dec. 31, 2016 € / shares	Dec. 31, 2015 $ / shares
Disclosure of classes of share capital [line items]
Number of votes per Founder Preferred Share | vote				1
Preference shares, dividend payment terms, weighted average share price, minimum term required				10 days		10 days
Preferred stock, conversion terms, weighted average share price (in dollars per share) | $ / shares						$ 11.50
Percentage increase in dividend price	20.00%	20.00%		20.00%
Preference shares, conversion ratio			1			1
Founder preferred shares annual dividend amount		3,600,000
Dividends recognised as distributions to owners per share (in dollars per share) | (per share)	$ 16.6516	$ 11.4824			€ 11.482	$ 11.4824
Founder Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued				1,500,000
Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount	8,705,890	3,620,510